CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (1,032)	$ (72,316)	$ (188,656)	$ (31,875)
Less: Net Income from Discontinued Operations	0	3,349	4,194	10,190
Net Loss from Continuing Operations	(1,032)	(75,665)	(192,850)	(42,065)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Income Tax Benefit	0	(2,137)	(6,123)	835
Bad Debt (Recovery) Expense	(7)	1,220	2,560	(3,097)
(Gain) from Debt Forgiveness			0	86
(Gain) on Sale of Investments			0	5,337
Gain on Settlement of Liabilities	(110)	0	0	5,337
Realized Loss on Sale of Investments	61	0
Gain on Extinguishment of Debt	3,026	542	542	(5,976)
Non-Cash Portion of Severance Expense			0	7,990
Non-Cash Interest Expense	193	676	1,326	1,977
(Gain) Loss on Disposal of Assets	(1,739)	343	(7,194)	(3,133)
Discount on Issuance of Common Stock			0	756
Depreciation and Amortization	1,558	6,602	11,212	6,146
Amortization of Operating Lease Right-of-Use Asset	999	1,080	2,189	3,193
Stock-Based Compensation	2,097	3,868	4,919	4,056
Unrealized Gain on Investments	0	963	(210)	0
Impairment Loss	0	55,726	163,698	6,171
Change in Operating Assets and Liabilities:
Accounts Receivable	(542)	2,434	1,140	3,209
Inventory	(1,013)	434	4,238	1,989
Prepaid Expenses and Other Current Assets	(193)	(1,885)	286	616
Other Assets	0	(2,520)	4,819	739
Accounts Payable and Accrued Expenses	1,256	9,776	7,364	(3,905)
Operating Lease Liabilities	(647)	200	(3,466)	(1,183)
Net Cash Used in Operating Activities - Continuing Operations	(2,145)	(1,353)	(6,634)	(15,153)
Net Cash Used in Operating Activities - Discontinued Operations	0	(1,150)	(1,200)	(2,806)
NET CASH USED IN OPERATING ACTIVITIES	(2,145)	(2,503)	(7,834)	(17,959)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Property and Equipment	(91)	(2,035)	(1,922)	(3,970)
Proceeds from Notes Receivable	634	375	375	0
Cash Paid for Acquisitions			0	(24,397)
Cash from Acquisitions			0	2,309
Proceeds from Sale of Investments	149	0	0	39,382
Proceeds from Sale of Assets	0	450	450	0
Net Cash Provided by (Used in) Investing Activities - Continuing Operations	692	(1,210)	(1,097)	13,324
Net Cash Provided by Investing Activities - Discontinued Operations	0	20,709	20,709	8,350
NET CASH PROVIDED BY INVESTING ACTIVITIES	692	19,499	19,612	21,674
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Notes Payable			0	8,500
Payments of Debt Principal	(1,129)	(21,634)	(21,650)	(6,774)
Cash Paid for Debt Issuance Costs			0	228
Proceeds from Issuance of Common Stock	1,970	4,375	4,375	3,005
Net Cash Provided by (Used in) Financing Activities - Continuing Operations	841	(17,259)
Net Cash Used in Financing Activities - Discontinued Operations	0	(11)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	841	(17,270)	(17,275)	4,503
NET CHANGE IN CASH	(612)	(274)	(5,497)	8,218
Cash at Beginning of Period	1,200	6,700	6,700	217
Cash Reclassed to Discontinued Operations	0	(442)	(3)	(1,735)
CASH AT END OF PERIOD	588	5,984	1,200	6,700
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITIES:
Cash Paid for Interest	182	1,552	1,590	633
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt Principal and Accrued Interest Converted into Common Stock	0	52	75	5,056
Reclass of Accrued Interest to Principal	1,896	0
Net Assets Transferred to Assets Held For Sale	$ 0	$ 1,328
Promissory Note Issued for Severance			0	2,100
Fixed Assets in Accounts Payable			0	100
Stock Options Exercised on a Net Share Basis			0	3
Non-Cash Acquisition of UMBRLA Inc.			0	79,032
Non-Cash Capital Expenditures			0	2,986
Non-Cash Acquisition of People's			0	58,749
Non-Cash Acquisition of Silverstreak			0	8,500
Issuance of Shares for Purchase Options			1,500	0
Issuance of UMBRLA Holdback Shares			$ 23	$ 0